Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Disclosure of income tax [text block]
Note 14 - Income tax incurred and deferred:

a.	Income Tax (IT)

Mexico:

In 2016 and 2017, the Company determined tax profits in its subsidiaries in the amounts of Ps5,051,189 and Ps.6,358,687, respectively. In 2017 and 2016, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.93,975 and Ps.86,083, respectively.

At December 31, 2016 and 2017, the subsidiaries that have not been assessed income tax due to the tax loss carryforwards, are Cozumel, Minatitlan and Tapachula.

Taxable income differs from book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The IT Law establishes for 2014 and subsequent years an income tax rate of 30%.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined that this year it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income

Aerostar:

The Company determined tax loss in Puerto Rico for Ps.77,551, derived from the agreement with the Department of the Treasury of Puerto Rico in which its operations are subject to income taxes of Puerto Rico of 10% under the provisions of Section 12 (a) of the Public Private Partnership Law (Law) enacted in June 2009. Derived from the analysis carried out by the Administration, it is considered that there are no impacts due to changes in the legislation of the United States of America made since the 2018 fiscal year.

Airplan:

The Company determined taxable income in accordance with the tax law of Colombia for the period from October 19, to December 31, 2017 of Ps.48,877, and a presumptive income on liquid equity, which results from applying the 3% rate on the fiscal liquid equity of the previous year, of Ps.23,462 annual.

The Company is subject to income taxes in Colombia of 34% plus a 6% surcharge on liquid income less COP800,000. The Company determined an income tax of Ps.16,618 and an additional surcharge tax of Ps.2,933 for the aforementioned period.

Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP800,000, which is equivalent to 6%.

The tax reform establishes that the tax rate applicable for the year 2018 and subsequent years is 33% of the taxable income.

The analysis of deferred tax assets and liabilities is as follows:

	December 31,
Deferred tax asset:	2016		2017

Deferred tax recoverable within the following 12 months	Ps	30,615	Ps	73,710
Deferred tax recoverable after 12 months		33,930		253,010
Recoverable asset tax		152,785

		217,330		327,020

Deferred tax liability:

Deferred tax payable after 12 months		(1,673,350)		(3,360,950)

Deferred tax liability - Net	Ps	(1,456,020)	Ps	(3,033,930)

The IT provision at December 31, 2015, 2016 and 2017 is as follows:

Mexico:

	2015		2016		2017

Current IT	Ps	1,198,273	Ps	1,502,976	Ps	1,908,646
Deferred IT		(103,410)		(101,792)		(312,091)

IT provision	Ps	1,094,863	Ps	1,401,184	Ps	1,596,555
Aerostar:

IT deferred for the period from June 1
to December 31, 2017	Ps		Ps		Ps	28,678

Airplan:

Current IT	Ps		Ps		Ps	19,551
Deferred IT						(9,337)
IT Provision Airplan for the period
October 19, to December 31, 2017	Ps		Ps		Ps	10,214

Total IT provision	Ps	1,094,863	Ps	1,401,184	Ps	1,635,447

The reconciliation between the statutory and effective income tax rates is shown below:

	2015		2016		2017

Consolidated income before IT and joint venture equity method:	Ps	3,962,934	Ps	4,887,130	Ps	8,498,889
Plus (Less):
Net income before taxes of Airplan and Aerostar		16,011
Net income before taxes of subsidiaries in Mexico not subject to IT		(118,981)		(56,415)		(62,327)

Income before provisions for income taxes		3,843,953		4,830,715		8,452,573

Statutory IT rate		30%		30%		30%

IT that would result from applying the IT rate to book profit before income taxes		1,153,186		1,449,214		2,535,772
Non-deductible items and other permanent differences		8,095		11,908		8,693
Gain on business combination		(2,108,760)
Goodwill impairment		1,415,729
Annual adjustment for tax inflation		(10,924)		(10,974)		(2,406)
Temporary differences		(56,156)		(91,928)		(249,336)
Recognition of deferred income tax at the Huatulco Airport (1)				44,020
Initial recognition for deferred IT consolidation in Aerostar (2)						28,678
Initial recognition for IT consolidation in Airplan (2)						10,214
Other		662		(1,056)		(3,137)

IT provision	Ps	1,094,863	Ps	1,401,184	Ps	1,635,447

Effective ISR rate		28%		29%		19%

(1)
Based on the tax projections at December 31, 2016, the Huatulco Airport is expected to pay income tax in the future. Accordingly, the Company decided to recognize deferred income tax. This recognition increased the effective rate by 3%.

(2)	As of June 1, 2017, Aerostar consolidates into the Company and as of October 19, 2017, Airplan consolidates financially into the Company.

Following are the principal temporary differences with respect to deferred tax:

	Period ended on
	December 31,
	2016		2017
Current deferred income tax:
Advances (Airplan)	Ps		Ps	25,271
Accrued liabilities		30,615		48,439

Current deferred income tax asset		30,615		73,710

Non-current deferred income tax:
Bank loan’s fair value		208,394
Allowance for doubtful accounting		33,930		44,916

Non-current deferred income tax asset		33,930		253,310

Deferred income tax asset		64,545		327,020

Non-current deferred income tax liability:
Fixed assets and concession (*)		(1,672,641)		(2,900,893)
Deferred income (Airplan)				(458,682)
Amortization of deferred expenses		(709)		(1,375)

Non-current deferred income tax liability		(1,673,350)		(3,360,950)

Total deferred income tax, net		(1,608,805)		(3,033,930)

Recoverable asset tax		152,785

Deferred income tax liability, net	Ps	(1,456,020)	Ps	(3,003,930)

At June 1, 2017, and October 19, 2017, Aerostar and Airplan consolidated into the Company, respectively, with an initial recognition for deferred tax liabilities of Ps.808,894 and Ps.861,483, respectively, due to the temporary difference between accounting and tax amortization rates.

(*)	Includes Ps.267,307 and Ps.357,563 from Aerostar and Airplan only in, 2017.

The net movements of the deferred tax asset and liability for the year are as follows:

	Provision
	for loan				Recoverable		Foreign
	portfolio		Concessioned		asset		currency
	impairment		assets		tax		translarion		Other		Total

Balances at December 31, 2015	Ps	(31,576)	Ps	1,766,981	Ps	(186,875)	Ps		Ps	(24,808)	Ps	1,523,722

Recovery of asset tax						34,090						34,090
Tax charged or credited in the
statement of income		(2,354)		(94,340)						(5,098)		(101,792)

		(2,354)		(94,340)		34,090				(5,098)		(67,702)

Balances at December 31, 2016		(33,930)		1,672,641		(152,785)				(29,906)		1,456,020

Recovery of asset tax						152,785						152,785
Initial recognition of Aerostar				203,512								203,512
Initial valuation in Aerostar
investment				605,382								605,382
Net assets acquired under
the business combination of Airplan				281,899								281,899
Effect of foreign currency
translation Aerostar								35,117				35,117
Initial recognition of Airplan				356,296						223,289		579,585
Effect of foreign currency
translation Airplan								7,458		4,922		12,380

				1,447,089		152,785		42,575		228,211		1,870,660
Tax charged or credited in the
statement of income:
Airplan				(6,191)						(3,146)		(9,337)
Aerostar				28,678								28,678
Mexico		(10,986)		(283,899)		-				(17,206)		(312,091)

		(10,986)		(261,412)		-				(20,352)		(292,750)

Balances at December 31, 2017	Ps	(44,916)	Ps	2,858,318	Ps	-	Ps	42,575	Ps	177,953	Ps	3,033,930

b.	Return of Asset Tax (AT) in accordance with the Law on Flat Rate Business Tax (LIETU) in Mexico.

AT in excess of IT effectively paid until December 31, 2007, (date on which AT was repealed) is subject to refund in accordance with the procedure established in the Flat Tax Law in the following ten periods up to 10% of the total AT paid and not yet recovered, without it exceeding the difference between the IT paid in the period and the AT paid in the previous three years, whichever is lower, in accordance with the Flat Tax Law, when IT incurred is higher than AT in any of those years, and it is subject to restatement through the application of “National Index Consumer Prices” Mexican factors. The last year that the AT can be recovered is 2017.

In 2017 the Company recovered AT of Ps.211,675 and Ps.50,716 in 2016, with recognition in the results of 2017 as income Ps.58,890.

In 2015, 2016 and 2017, AT of Ps.5,259, Ps.932 and Ps.932, respectively, was applied in the results for the period under income taxes in favor of some subsidiaries in which the tax will not be recoverable in accordance with the procedure established in the Flat Tax Law, which establishes that the tax is recoverable gradually every year up to a maximum of 10% of the total AT paid in the 10 years prior to 2008.

Recoverable taxes

At December 31, 2016 and 2017, the tax credits are as follows:

	December 31,
	2016		2017

Income tax	Ps	101,664	Ps	74,885
Asset tax (*)		10,074		8,006

	Ps	111,738	Ps	82,891

(*) The balance as of December 31, 2017, was requested in return, at the date of this financial statements issuance said balance has not yet been recovered.

Aerostar Tax loss Carry forwards:

At December 31, 2017, the Aerostar had cumulative tax loss carry forwards whose right to be amortized against future taxable income expires as shown below:

					Year of
Year of loss					expiration

2012	USD	9,201	Ps.	180,892	2027
2013		52,946		1,040,916	2028
2014		33,424		657,116	2029
2015		44,188		868,736	2030
2016		58,365		1,147,456	2031

Total	USD	198,124	Ps.	3,895,118